Expense Example	Apr. 30, 2024 USD ($)
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	713
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Invesco Building & Construction ETF | Invesco Building & Construction ETF | Invesco Building & Construction ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	713
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	902
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	1,011
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	911
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	902
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	992
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	861
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	861
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	831
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	992
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	90
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF | Invesco Food & Beverage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	503
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	2,114
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	875
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	702
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF | Invesco Large Cap Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	713
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	834
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	983
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	882
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	702
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	158
Expense Example, with Redemption, 10 Years	370
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	256
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	638
Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	162
Expense Example, with Redemption, 10 Years	381
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	514
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	503
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	869
Invesco Semiconductors ETF | Invesco Semiconductors ETF | Invesco Semiconductors ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	702
Invesco Water Resources ETF | Invesco Water Resources ETF | Invesco Water Resources ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	858
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	$ 1,373